PARENT COMPANY FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash on deposit	$ 9,727	$ 11,517		$ 10,599
Investment securities available-for-sale	223,646	203,445		201,032
Total assets	633,185	602,925		593,887
Liabilities:
Junior subordinated debentures	15,464	15,464		17,913
Other	5,289	6,057		6,015
Total liabilities	580,357	548,742		545,991
Shareholders' equity	52,828	54,183	49,296	47,896	41,797	41,440
Total liabilities and shareholders' equity	633,185	602,925		593,887
First Community Corporation
Assets:
Cash on deposit		1,417		3,547
Securities purchased under agreement to resell		128		128
Investment securities available-for-sale		429		12
Investment in bank subsidiary		67,055		61,713
Other		767		608
Total assets		69,796		66,008
Liabilities:
Subordinated notes payable				2,449
Junior subordinated debentures		15,464		15,464
Other		149		199
Total liabilities		15,613		18,112
Shareholders' equity		54,183		47,896
Total liabilities and shareholders' equity		$ 69,796		$ 66,008